Share-Based Payments (Summary Of Grant Information) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012
Share-based Compensation [Abstract]
Unissured common stock reserved for issuance under all plans	2,282
Shares available for future grants	1,613